Balances and Transactions with Related Parties (Details) - Schedule of Balances and Transactions with Related Parties - Balances and Transactions With Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Current Liabilities - Accounts payable trade	$ 25	$ 113
Current Liabilities - Accrued expenses	$ 23	$ 99